Leases - Minimum Future Income (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2016	$89,137
2017	48,174
2018	45,965
2019	37,344
2020	35,248
Thereafter	173,881

Total minimum lease revenue, net of commissions	$429,749